Supplemental Financial Information - Results Relating to Equity-Accounted Investees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Company's share in income (loss)	$ 11	$ 8	$ 8
Other results		1
Results relating to equity-accounted investees	$ 11	$ 9	$ 8